UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 05/31/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2013

Fund Adviser:

The Roosevelt Investment Group, Inc.

317 Madison Avenue

Suite 1004

New York, NY 10017

Toll Free: (877) 322-0576

Stocks performed very well during the six month period ending May 31, 2013. The calendar year started off on a positive note with the resolution of the fiscal cliff as well as a better than expected fourth quarter corporate earnings season. This combination of positive earnings and a reduction in the political risk environment helped to spur the market to record highs. Stocks also continued to benefit from very loose monetary policies from many of the world’s major central banks. Both the US and Japan have deployed quantitative easing programs, while the European Central Bank has held interest rates at very low levels. Largely as a result of these factors, the Russell 3000 index returned 16.97% over this six month period.

The fund gained 14.33% and 14.52% over this time period for the Investor Class and Institutional Class, respectively. The underperformance relative to the benchmark was almost entirely due to the fund’s usage of certain risk management tools which tend to correlate negatively with the market. While we did not have a pessimistic outlook for stocks, we did want a moderate degree of protection in the portfolio to reflect an uncertain US political environment. Examples of issues that we were concerned about in this regard included the fiscal cliff as well as the federal budget sequester. That notwithstanding, by and large we were cautiously optimistic over this time period as we believed that the copious amounts of liquidity provided by central banks and a modestly improving US economy could offset these aforementioned headwinds. Therefore, while we did keep a certain amount of hedges in place, we attempted to structure the portfolio such that the fund could participate in a positive market environment. This enabled the fund to return approximately 14%, despite the drag caused by our risk tools.

The fund did particularly well relative to the Russell 3000 in the technology sector. Here the fund’s stocks nearly doubled the return of those generated by the benchmark. Cree was our best performer, as the LED manufacturer returned over 90% on the heels of strong earnings and a well-received new product launch.

After the risk management tools, the consumer discretionary sector was the largest area of underperformance for the fund. A couple of retail stocks fared poorly. Ulta Salon declined slightly over 12% during this 6 month period, after the company gave earnings guidance which disappointed investors. PVH Corp declined approximately 8.5% due to troubles with a recent acquisition. The stock was also challenged due to the fact that the first quarter earnings season was generally a disappointing one for apparel companies.

As we look forward, we continue to take a cautiously optimistic stance on the market. The economy continues to expand, albeit at a modest rate. We expect that the Fed will continue its accommodative policy at least until the economy exhibits a stronger and more sustainable growth profile. Therefore, we anticipate that monetary policy will continue to be supportive of stocks in the near term. Equity valuations also remain reasonable in our view. While the price-to-earnings multiple on the S&P 500 has expanded over the course of the year to approximately 14.5 times forward earnings estimates, this is very close to its average level over the past decade.

At some point, the Fed will begin to taper its asset purchases. Assuming that it does so because the economy is improving, we believe that the market is likely to prove resilient. On the other hand, if the Fed withdraws liquidity solely because of inflationary concerns, the market may react poorly. Fortunately, the inflationary indicators that we monitor currently suggest that this scenario is unlikely. Another risk to the downside is if interest rates rise too rapidly as the market anticipates that the Fed will reduce its asset purchases. Based upon our analysis, we believe that stock markets can move up in the face of interest rates normalizing to higher levels, assuming this occurs at a moderate pace. A sharp run up however, has typically resulted in poor performance for stocks.

1

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(for the six months ended May 31, 2013)

			Average Annual Returns
	Six Months	One Year	Five Years	Ten Years
Roosevelt Multi-Cap Fund – Investor Class	14.33%	18.95%	2.66%	9.57%
S&P 500® Index**	16.43%	27.28%	5.43%	7.58%
Russell 3000 Index**	16.97%	27.88%	5.69%	8.09%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated April 1, 2013, were 1.23% of average daily net assets.

Total Returns*

(for the six months ended May 31, 2013)

	Six Months	Since Inception (October 15, 2012)(a)
Roosevelt Multi-Cap Fund – Institutional Class	14.52%	15.01%
S&P 500® Index**	16.43%	14.87%
Russell 3000 Index**	16.97%	15.88%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated April 1, 2013, were 0.98% of average daily net assets.

(a)

The Institutional Class was first offered to the public on October 15, 2012. However, the class did not have any shareholder activity until October 16, 2012. Therefore, October 16, 2012 is the performance calculation inception date.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index and the Russell 3000® Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. These Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

2

Comparison of the Growth of a $10,000 Investment in the Roosevelt Multi-Cap Fund – Investor Class,

the S&P 500® Index, and the Russell 3000® Index: (Unaudited)

The graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500® Index, and the Russell 3000 Index on May 31, 2003 and held through May 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 3000® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

3

Comparison of the Growth of a $10,000 Investment in the Roosevelt Multi-Cap Fund – Institutional Class, the S&P 500® Index, and the Russell 3000® Index: (Unaudited)

The Institutional Class was first offered to the public on October 15, 2012. However, the class did not have any shareholder activity until October 16, 2012. Therefore, October 16, 2012 is the performance calculation inception date. The graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500® Index, and the Russell 3000 Index on October 16, 2012 (commencement of operations) and held through May 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 3000® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

4

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Roosevelt Multi-Cap Fund is long-term capital appreciation.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2012 to May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

5

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund – Investor Class	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid for the Period December 1, 2012 – May 31, 2013*
Actual	$1,000.00	$1,143.28	$6.19
Hypothetical**	$1,000.00	$1,019.16	$5.83

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Roosevelt Multi-Cap Fund – Institutional Class	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid for the Period December 1, 2012 – May 31, 2013*
Actual	$1,000.00	$1,145.18	$4.86
Hypothetical**	$1,000.00	$1,020.40	$4.58

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

6

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS

May 31, 2013 (Unaudited)

COMMON STOCKS – 89.41%	Shares	Fair Value

Consumer Discretionary – 8.95%
D.R. Horton, Inc.	103,481	$2,520,797
Home Depot, Inc. / The	69,453	5,463,173
Lennar Corp. – Class A	88,944	3,497,278
Nordstrom, Inc.	65,222	3,836,358

		15,317,606

Consumer Staples – 9.32%
Archer-Daniels-Midland Co.	126,495	4,076,934
Beam, Inc.	42,155	2,733,330
GNC Holdings, Inc. – Class A	87,169	3,925,220
Ingredion, Inc.	38,311	2,609,745
Philip Morris International, Inc.	28,600	2,600,026

		15,945,255

Energy – 8.66%
Cheniere Energy, Inc. (a)	95,150	2,792,653
EnergyXXI (Bermuda) Ltd.	106,036	2,707,099
EOG Resources, Inc.	27,960	3,609,636
HollyFrontier Corp.	42,792	2,118,204
Kinder Morgan Management, LLC. (a)	44,245	3,593,579

		14,821,171

Financials – 17.35%
American International Group, Inc. (a)	62,618	2,783,996
Discover Financial Services	116,635	5,529,665
Morgan Stanley	262,736	6,804,862
Nomura Holdings, Inc. (b)	279,376	2,162,370
Ocwen Financial Corp. (a)	84,047	3,595,531
SLM Corp.	167,477	3,975,904
Wells Fargo & Co.	118,913	4,821,922

		29,674,250

Health Care – 15.59%
Alexion Pharmaceuticals, Inc. (a)	28,242	2,754,725
Biogen Idec, Inc. (a)	20,524	4,874,245
Celgene Corp. (a)	30,007	3,710,366
Eli Lilly and Co.	96,330	5,120,903
Novo-Nordisk A/S (b)	10,472	1,687,039
Pfizer, Inc.	187,508	5,105,843
Regeneron Pharmaceuticals, Inc. (a)	14,127	3,416,898

		26,670,019

See accompanying notes which are an integral part of the financial statements.

7

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2013 (Unaudited)

COMMON STOCKS – 89.41% – continued	Shares	Fair Value

Industrials – 12.22%
Chicago Bridge & Iron Co. N.V.	70,356	$4,453,535
Clean Harbors, Inc. (a)	52,286	2,990,759
Hertz Global Holdings, Inc. (a)	256,480	6,624,878
Kansas City Southern	31,426	3,478,858
Roper Industries, Inc.	27,036	3,358,412

		20,906,442

Information Technology – 10.39%
Broadcom Corp. – Class A	137,451	4,935,865
Cree, Inc. (a)	73,318	4,571,377
eBay, Inc. (a)	80,240	4,340,984
Microchip Technology, Inc.	107,458	3,920,068

		17,768,294

Materials – 2.23%
LyondellBasell Industries NV – Class A	57,233	3,814,580

Telecommunication Services – 2.59%
Facebook, Inc. Class A (a)	181,955	4,430,604

Utilities – 2.11%
Questar Corp.	148,582	3,612,029

TOTAL COMMON STOCKS (Cost $118,897,387)		152,960,250

Exchange-Traded Funds – 5.53%
UltraShort Russell 2000 ProShares (a)	146,805	2,642,490
Wisdomtree Japan Hedged Equity Fund	147,454	6,824,171

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,366,318)		9,466,661

Real Estate Investment Trusts – 3.61%
Plum Creek Timber Co., Inc.	56,403	2,690,423
Weyerhaeuser Co.	116,893	3,485,749

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,361,382)		6,176,172

See accompanying notes which are an integral part of the financial statements.

8

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2013 (Unaudited)

	Shares	Fair Value

Money Market Securities – 1.38%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.12% (c)	2,351,208	$2,351,208

TOTAL MONEY MARKET SECURITIES (Cost $2,351,208)		2,351,208

TOTAL INVESTMENTS (Cost $135,976,295) – 99.93%		$170,954,291

Other assets less liabilities – 0.07%		126,538

TOTAL NET ASSETS – 100.00%		$171,080,829

(a)	Non-income producing.

(b)	American Depositary Receipt.

(c)	Variable rate security; the money market rate shown represents the rate at May 31, 2013.

See accompanying notes which are an integral part of the financial statements.

9

ROOSEVELT MULTI-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 – (Unaudited)

Assets
Investments in securities, at fair value (cost $135,976,295)	$170,954,291
Receivable for fund shares sold	49,991
Dividends receivable	323,551
Tax reclaim receivable	9,996
Interest receivable	321

Total assets	171,338,150

Liabilities
Payable for fund share redeemed	87,645
Payable to Adviser (a)	132,685
Accrued 12b-1 fees – Investor Class (a)	36,341
Payable to trustees and officers	650

Total liabilities	257,321

Net Assets	$171,080,829

Net Assets consist of:
Paid in capital	$125,162,843
Accumulated undistributed net investment income	5,405
Accumulated net realized gain from investment transactions	10,934,585
Net unrealized appreciation on investments	34,977,996

Net Assets	$171,080,829

Net Assets: Investor Class	$168,678,077

Shares outstanding (unlimited number of shares authorized)	9,117,655

Offering and redemption price per share	$18.50

Net Assets: Institutional Class	$2,402,752

Shares outstanding (unlimited number of shares authorized)	129,224

Offering and redemption price per share	$18.59

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10

ROOSEVELT MULTI-CAP FUND

STATEMENT OF OPERATIONS

May 31, 2013 – (Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $38,198)	$1,163,169
Interest income	1,563

Total Investment Income	1,164,732

Expenses
Investment Adviser fee (a)	753,592
12b-1 expense – Investor Class (a)	206,425
Trustee expenses	5,236
Overdraft fees	2,117

Total Expenses	967,370

Net Investment Income	197,362

Realized and Unrealized Gain (loss) on Investments
Net realized gain on investment securities	9,642,524
Change in unrealized appreciation on investment securities	12,597,094

Net realized and unrealized gain on investment securities	22,239,618

Net increase in net assets resulting from operations	$22,436,980

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

11

ROOSEVELT MULTI-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2013 (Unaudited)	Year Ende November 30, 2012
Increase (decrease) in net assets from:
Operations
Net investment income	$197,362	$266,989
Net realized gain on investment securities	9,642,524	8,686,081
Change in unrealized appreciation on investment securities	12,597,094	9,819,885

Net increase in net assets resulting from operations	22,436,980	18,772,955

Distributions
From net investment income – Investor Class	(457,788)	(56,566)
From net investment income – Institutional Class	(860)	–
From net realized gain – Investor Class	–	(13,713,892)

Total distributions	(458,648)	(13,770,458)

Capital Share Transactions – Investor Class
Proceeds from shares sold	16,789,063	59,815,127
Reinvestment of distributions	346,631	9,929,199
Amount paid for shares redeemed	(32,471,761)	(62,762,009)

Net increase (decrease) in net assets resulting from capital share transactions	(15,336,067)	6,982,317

Capital Share Transactions – Institutional Class
Proceeds from shares sold	401,461	1,876,764 (a)
Reinvestment of distributions	860	–
Amount paid for shares redeemed	(203,509)	–

Net increase in net assets resulting from capital share transactions	198,812	1,876,764

Net increase (decrease) in net assets resulting from capital share transactions	(15,137,255)	8,859,081

Total Increase in Net Assets	6,841,077	13,861,578

Net Assets
Beginning of period	164,239,752	150,378,174

End of period	$171,080,829	$164,239,752

Accumulated undistributed net investment income included in net assets at end of period	$5,405	$266,690

Capital Share Transactions – Investor Class
Shares sold	962,061	3,875,259
Shares issued in reinvestment of distributions	21,638	682,889
Shares redeemed	(1,872,426)	(3,956,953)

Net increase (decrease) from capital share transactions	(888,727)	601,195

Capital Share Transactions – Institutional Class
Shares sold	24,622	115,861 (a)
Shares issued in reinvestment of distributions	54	–
Shares redeemed	(11,313)	–

Net increase (decrease) from capital share transactions	13,363	115,861

(a)	For the period October 16, 2012 (commencement of operations) to November 30, 2012.

See accompanying notes which are an integral part of the financial statements.

12

ROOSEVELT MULTI-CAP FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six Months Ended May 31, 2013 (Unaudited)		Year Ended November 30, 2012	Year Ended November 30, 2011	Year Ended November 30, 2010	Year Ended November 30, 2009	Year Ended November 30, 2008
Selected Per Share Data
Net asset value, beginning of period	$16.23		$15.99	$16.45	$14.45	$13.12	$18.87

Income from investment operations
Net investment income (loss)	0.04	(a)	0.03	(0.03)	0.01	0.11 (a)	0.10 (a)
Net realized and unrealized gain (loss)	2.28		1.69	(0.42)	2.03	1.38	(4.77)

Total from investment operations	2.32		1.72	(0.45)	2.04	1.49	(4.67)

Less Distributions to shareholders:
From net investment income	(0.05)		–	(0.01)	(0.04)	(0.16)	–
From net realized gain	–		(1.48)	–	–	–	(1.08)

Total distributions	(0.05)		(1.48)	(0.01)	(0.04)	(0.16)	(1.08)

Net asset value, end of period	$18.50		$16.23	$15.99	$16.45	$14.45	$13.12

Total Return (b)	14.33	%(c)	11.87%	(2.75)%	14.12%	11.52%	(26.33)%
Net assets, end of period (000)	$168,678		$162,359	$150,378	$194,342	$136,633	$54,837
Ratio of expenses to average net assets	1.16	%(d)	1.25%	1.26%	1.26%	1.26%	1.26%
Ratio of net investment income (loss) to average net assets	0.23	%(d)	0.17%	(0.13)%	0.08%	0.87%	0.63%
Portfolio turnover rate	37.20	%(c)	115.64%	149.94%	121.57%	120.62%	109.79%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of the financial statements.

13

ROOSEVELT MULTI-CAP FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six Months Ended May 31, 2013 (Unaudited)		Period Ended November 30, 2012(a)
Selected Per Share Data
Net asset value, beginning of period	$16.24		$16.17

Income from investment operations
Net investment income (loss) (b)	0.04		0.02
Net realized and unrealized gain (loss)	2.32		0.05

Total from investment operations	2.36		0.07

Less Distributions to shareholders:
From net investment income	(0.01)		–

Total distributions	(0.01)		–

Net asset value, end of period	$18.59		$16.24

Total Return (c)	14.52	%(d)	0.43	%(d)
Net assets, end of period (000)	$2,403		$1,881
Ratio of expenses to average net assets	0.91	%(e)	0.91	%(e)
Ratio of net investment income to average net assets	0.45	%(e)	1.62	%(e)
Portfolio turnover rate	37.20	%(d)	115.64	%(d)

(a)	For the period October 16, 2012 (commencement of operations) to November 30, 2012.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of the financial statements.

14

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2013 – (Unaudited)

NOTE 1. ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. The Predecessor Fund commenced operations on December 21, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group, Inc. (“Roosevelt” or the “Adviser”).

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor shares were first offered to the public on December 21, 2001; and Institutional shares were first offered to the public on October 15, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Inverse and Leveraged ETFs – The Fund may invest in inverse and leveraged exchange traded funds (“ETFs”). These ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises. Because inverse and leveraged ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

15

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the six months ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2009.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The average cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Short-term capital gains distributions received are recorded as dividend income for financial reporting purposes. Long-term capital gains distributions received are recorded as such for financial reporting purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the

16

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the Fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the

17

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$152,960,250	$—	$—	$152,960,250
Exchange-Traded Funds	9,466,661	—	—	9,466,661
Real Estate Investment Trusts	6,176,172	—	—	6,176,172
Money Market Securities	2,351,208	—	—	2,351,208
Total	$170,954,291	$—	$—	$170,954,291

* Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust

18

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the six months ended May 31, 2013.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a “universal fee.” The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses: brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the average daily net assets of the Fund. Prior to October 15, 2012, the management fee was 1.00% for the Investor Class. Subsequently, the management fee of 0.90% applies to Investor Class and Institutional Class, respectively. For the six months ended May 31, 2013, the Adviser earned $753,592 from the Fund for its advisory services. At May 31, 2013, the Fund owed the Adviser $132,685 for these services.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administration, fund accounting, and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Investor Class in connection with the promotion and distribution of Investor Class shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months ended May 31, 2013, the Fund accrued 12b-1 fees for the Investor Class of $206,425 of which $36,341 was unpaid at May 31, 2013.

19

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 5. INVESTMENTS

For the six months ended May 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$—
Other	61,343,037
Sales
U.S. Government Obligations	$—
Other	77,602,258

At May 31, 2013, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation	$38,126,432
Gross depreciation	(3,670,267)

Net appreciation on investments	$34,456,165

At May 31, 2013, the aggregate cost of securities for federal income tax purposes was $136,498,127.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2013, no single person or entity owned more than 25% of the Investor Class. At May 31, 2013, Taryn Blaker owned 25.30% shares of the Institutional Class. As a result, Taryn Blaker may be deemed to control the Institutional Class.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2011, the Investor Class paid an ordinary income distribution of $0.0061 per share which was declared and paid to shareholders of record on December 27, 2011. On December 28, 2011, a long-term capital gains distribution of $1.4788 per share was declared and paid to shareholders of record on December 27, 2011.

On December 28, 2012, an ordinary income distribution of $0.0490 and $0.0064 per share was declared and paid to shareholders of record on December 27, 2012 for both the Investor Class and Institutional Class, respectively.

20

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS—continued

The tax character of distributions paid during the fiscal years ended November 30, 2012 and 2011 is as follows:

	2012	2011
Ordinary Income	$56,566	$88,497
Long-term Capital Gain	13,713,892	—

Total distributions paid	$13,770,458	$88,497

The Institutional Class paid no distributions for the fiscal year ended November 30, 2012.

At November 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$2,003,511
Undistributed ordinary income	259,184
Accumulated Capital loss and other losses	(182,111)
Unrealized net appreciation	21,859,070

$23,939,654

At November 30, 2012, the difference between book basis and tax-basis unrealized depreciation are primarily attributable to wash sale losses. Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

Post-October Capital Losses
Roosevelt Multi-Cap Fund	$182,111

21

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at 1-877-322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly, Interested

OFFICERS

Joseph L. Rezabek, Senior Vice President

John C. Swhear, Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISER

The Roosevelt Investment Group, Inc.

317 Madison Avenue, Suite 1004

New York, NY 10017

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

22

Leeb Focus Fund

Semi-Annual Report

May 31, 2013

Fund Adviser:

Leeb Capital Management, Inc.

8 West 40th Street

New York, New York 10018

Phone (866) 400-5332

Performance Results – (Unaudited)

Total Returns

(For the period ended May 31, 2013)

			Average Annual Total Return*
	Six Months	1 Year	3 Years	5 Years	Since Inception (December 26, 2006)
Leeb Focus Fund	9.59%	13.48%	8.92%	-1.06%	2.19%
S&P 500**	16.43%	27.28%	16.87%	5.43%	4.52%
Russell 1000 Growth Index**	13.92%	22.55%	17.20%	6.28%	6.43%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated April 1, 2013 were 3.31% of average daily net assets (1.57% after fee waivers/expense reimbursements by the adviser), which includes Acquired Fund Fees and Expenses of 0.03.% The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.50% of the Fund’s average daily net assets through June 30, 2014.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-400-5332.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**

The Standard & Poor’s 500® Index and Russell 1000 Growth Index, (collectively the “indices”), are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

1

The chart above assumes an initial investment of $10,000 made on December 26, 2006 (commencement of fund operations) and held through May 31, 2013. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Leeb Focus Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-400-5332. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Leeb Focus Fund (the “Fund”) is long-term capital appreciation, consistent with the preservation of capital.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period December 1, 2012 and held for the entire period through May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid the During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leeb Focus Fund	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period Ended May 31, 2013
Actual *	$1,000.00	$1,095.90	$7.83
Hypothetical **	$1,000.00	$1,017.46	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

4

Leeb Focus Fund

Schedule of Investments

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 86.86%
Biological Products (No Diagnostic Substances) - 2.70%
Gilead Sciences, Inc. (a)	2,700	$147,096

Cable & Other Pay Television Services - 4.34%
Time Warner, Inc.	2,100	122,576
Twenty-First Century Fox, Inc. - Class A	3,550	113,991

		236,567

Computers & Office Equipment - 5.25%
International Business Machines Corp. (IBM)	1,375	286,028

Crude Petroleum & Natural Gas - 1.42%
Ultra Petroleum Corp. (a)	3,400	77,452

Electric Services - 3.75%
NextEra Energy, Inc.	2,700	204,174

Electronic Computer - 1.65%
Apple, Inc.	200	89,935

Fire, Marine, Casualty Insurance - 4.61%
Berkshire Hathaway, Inc. - Class B (a)	2,200	250,954

Gold & Silver Ores - 2.07%
Silver Wheaton Corp.	4,750	112,670

Iron & Steel Foundaries - 2.85%
Precision Castparts Corp.	725	155,092

Life Insurance - 4.27%
Torchmark Corp.	3,600	232,235

Motor Vehicle Parts & Accessories - 2.56%
Honeywell International, Inc.	1,775	139,267

National Commercial Banks - 5.51%
Wells Fargo & Co.	7,400	300,070

Oil & Gas Field Services - 6.36%
Energy XXI Bermuda Ltd.	4,300	109,779
Oceaneering International, Inc.	1,850	134,088
Schlumberger, Ltd.	1,400	102,242

		346,109

Operative Builders - 1.90%
NVR, Inc. (a)	105	103,248

See accompanying notes which are an integral part of these financial statements.

5

Leeb Focus Fund

Schedule of Investments - continued

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 86.86% - continued
Petroleum Refining - 5.17%
Chevron Corp.	2,300	$282,325

Pharmaceutical Preparations - 4.21%
Cubist Pharmaceuticals, Inc. (a)	1,700	93,415
Roche Holdings AG (b)	2,175	135,590

		229,005

Radio & TV Broadcasting & Communications Equipment - 3.58%
QUALCOMM, Inc.	3,075	195,201

Railroads, Line-Haul Operating - 6.78%
Union Pacific Corp.	1,000	154,620
Wabtec Corp.	1,950	214,520

		369,140

Retail - Drug Stores & Proprietary Stores - 4.15%
CVS Caremark Corp.	3,925	226,002

Retail - Family Clothing Stores - 3.44%
TJX Companies, Inc./The	3,700	187,257

Retail - Variety Stores - 3.85%
Wal-Mart Stores, Inc.	2,800	209,552

Services - Computer Programming, Data Processing, Etc. - 4.40%
Google, Inc. - Class A (a)	275	239,363

Wholesale-Drugs Proprietaries & Druggists’ Sundries - 2.04%
McKesson Corp.	975	111,013

TOTAL COMMON STOCKS (Cost $4,116,263)		4,729,755

Exchange-Traded Funds - 6.58%
iShares MSCI Japan Index Fund	13,600	147,424
SPDR Gold Trust (a)	1,575	210,924

TOTAL EXCHANGE-TRADED FUNDS (Cost $384,409)		358,348

Closed End Funds - 2.72%
China Fund, Inc./The.	7,000	147,910

TOTAL CLOSED END FUNDS (Cost $145,786)		147,910

See accompanying notes which are an integral part of these financial statements.

6

Leeb Focus Fund

Schedule of Investments - continued

May 31, 2013

(Unaudited)

	Shares	Fair Value
Money Market Securities - 3.04%
Fidelity Institutional Money Market Portfolio - Class I - 0.12% (c)	165,713	$165,713

TOTAL MONEY MARKET SECURITIES (Cost $165,713)		165,713

TOTAL INVESTMENTS (Cost $4,812,171) - 99.20%		$5,401,726

Other assets in excess of liabilities - 0.80%		43,404

TOTAL NET ASSETS - 100.00%		$5,445,130

(a)	Non-income producing.
(b)	America Depositary Receipt.
(c)	Variable rate security; the money market rate shown represents the rate at May 31, 2013.

See accompanying notes which are an integral part of these financial statements.

7

Leeb Focus Fund

Statement of Assets and Liabilities

May 31, 2013

(Unaudited)

Assets
Investments in securities:
At cost	$4,812,171

At value	$5,401,726
Receivable due from Adviser (a)	29,500
Dividends receivable	12,961
Receivable for reclaims	1,049
Interest receivable	28
Prepaid expenses	14,406

Total assets	5,459,670

Liabilities
Payable to administrator, fund accountant, and transfer agent (a)	8,038
Payable for fund shares redeemed	4,000
Payable to trustees and officers	1,393
Payable to custodian (a)	5
Other accrued expenses	1,104

Total liabilities	14,540

Net Assets	$5,445,130

Net Assets consist of:
Paid in capital	$6,811,932
Accumulated undistributed net investment income (loss)	8,690
Accumulated undistributed net realized gain (loss) from investment transactions	(1,965,047)
Net unrealized appreciation (depreciation) on investments	589,555

Net Assets	$5,445,130

Shares outstanding (unlimited number of shares authorized)	486,259

Net Asset Value and offering price per share	$11.20

Redemption price per share (11.20*0.98) (b)	$10.98

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

8

Leeb Focus Fund

Statement of Operations

For the six months ended May 31, 2013

Investment Income
Dividend income (Net of foreign withholding taxes of $376)	$52,259
Interest income	127

Total Income	52,386

Expenses
Investment Adviser fee (a)	25,919
Transfer agent expenses (a)	23,359
Administration expenses (a)	15,656
Fund accounting expenses (a)	12,596
Registration expenses	10,824
Auditing expenses	7,805
Legal expenses	9,234
Trustee expenses	5,132
CCO expenses	4,523
Custodian expenses (a)	3,812
Insurance expenses	1,689
Pricing expenses	1,145
Printing expenses	3,330
Miscellaneous expenses	850

Total Expenses	125,874
Fees waived and expenses reimbursed by Adviser (a)	(80,166)
Other expense - Overdraft fee	14

Net operating expenses	45,722

Net Investment Income	6,664

Realized & Unrealized Gain
Net realized gain on investment securities	446,168
Change in unrealized appreciation on investment securities	111,663

Net realized and unrealized gain on investment securities	557,831

Net increase in net assets resulting from operations	$564,495

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

9

Leeb Focus Fund

Statements of Changes In Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$6,664	$(3,172)
Net realized gain on investment securities	446,168	651,374
Change in unrealized appreciation (depreciation) on investment securities	111,663	(150,470)

Net increase in net assets resulting from operations	564,495	497,732

Distributions:
From net investment income	—	(19,146)

Total distributions	—	(19,146)

Capital Share Transactions
Proceeds from shares sold	129,761	2,349,917
Proceeds from redemption fees (a)	411	2,209
Reinvestment of distributions	—	17,071
Amount paid for shares redeemed	(2,035,821)	(5,877,199)

Net increase (decrease) in net assets resulting from share transactions	(1,905,649)	(3,508,002)

Total Increase (Decrease) in Net Assets	(1,341,154)	(3,029,416)

Net Assets
Beginning of period	6,786,284	9,815,700

End of period	$5,445,130	$6,786,284

Accumulated undistributed net investment income included in net assets at the end of each period	$8,690	$2,026

Capital Share Transactions
Shares sold	12,132	229,034
Shares issued in reinvestment of distributions	—	1,842
Shares redeemed	(190,139)	(581,166)

Net increase (decrease) from capital share transactions	(178,007)	(350,290)

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

10

Leeb Focus Fund

Financial Highlights

(For a share outstanding during the period)

	Six Months Ended May 31, 2013 (Unaudited)		Year ended November 30, 2012		Year ended November 30, 2011	Year ended November 30, 2010	Year ended November 30, 2009	Year ended November 30, 2008
Selected Per Share Data
Net asset value, beginning of year	$10.22		$9.67		$9.94	$9.17	$7.53	$11.90

Income from investment operations:
Net investment income	0.01		—	(a)	(0.04)	— (a)	0.03	0.02
Net realized and unrealized gain (loss)	0.97		0.57		(0.23)	0.80	1.63	(4.20)

Total from investment operations	0.98		0.57		(0.27)	0.80	1.66	(4.18)

Less Distributions to shareholders:
From net investment income	—		(0.02)		— (a)	(0.03)	(0.02)	(0.15)
From net realized gain	—		—		—	—	—	(0.04)

Total distributions	—		(0.02)		—	(0.03)	(0.02)	(0.19)

Paid in capital from redemption fees (a)	—		—		—	—	—	—

Net asset value, end of year	$11.20		$10.22		$9.67	$9.94	$9.17	$7.53

Total Return (b)	9.59	% (d)	5.93%		-2.69%	8.76%	22.08%	-35.68%
Ratios and Supplemental Data
Net assets, end of year (000)	$5,445		$6,786		$9,816	$11,061	$12,505	$11,539
Ratio of expenses to average net assets	1.50	% (e)	1.51	% (c)	1.50%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets before waiver & reimbursement	4.13	% (e)	3.25%		2.67%	2.54%	2.54%	2.13%
Ratio of net investment income to average net assets	0.22	% (e)	(0.04)%		(0.35)%	(0.03)%	0.42%	0.15%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement	(2.41	)% (e)	(1.78)%		(1.52)%	(1.07)%	(0.62)%	(0.48)%
Portfolio turnover rate	59.12	% (d)	88.23%		116.66%	70.04%	79.23%	114.85%

(a)	Resulted in less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Includes overdraft charges of 0.01%.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

Leeb Focus Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 14, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced investment operations on December 26, 2006. The Fund’s investment adviser is Leeb Capital Management, Inc. (the “Adviser”). The investment objective of the Leeb Focus Fund is to provide long-term capital appreciation, consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years prior to 2008.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Dividends and Distributions – The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

12

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

For the period ended May 31, 2013, the Leeb Focus Fund made no reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed end funds, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

13

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

14

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$4,729,755	$—	$—	$4,729,755
Exchange-Traded Funds	358,348	—	—	358,348
Closed End Funds	147,910	—	—	147,910
Money Market Securities	165,713	—	—	165,713
Total	$5,401,726	$—	$—	$5,401,726

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended May 31, 2013, the Fund had no transfers between any Levels. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the daily net assets of the Fund. For the period ended May 31, 2013, before the waivers disclosed below, the Adviser earned a fee of $25,919 from the Fund.

The Adviser has contractually agreed through June 30, 2014 to waive its management fee and/or reimburse certain Fund operating expenses so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests; and extraordinary litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. For the period ended May 31, 2013, the Adviser waived fees and reimbursed expenses of $80,166, which may be subject to potential recoupment by the adviser until November 30, 2016. At May 31, 2013, the Fund was owed $29,500 by the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense occurred, provided the Fund is able to make the repayment without exceeding the above stated expense limitations.

15

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at May 31, 2013 were as follows:

Recoverable through
Amount	November 30,
$116,768	2013
$131,905	2014
$141,511	2015

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended May 31, 2013, HASI earned fees of $15,656 for administrative services provided to the Fund. At May 31, 2013, the Fund owed HASI $2,822 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended May 31, 2013, the Custodian earned fees of $3,812 for custody services provided to the Fund. At May 31, 2013, the Fund owed the Custodian $5 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the period ended May 31, 2013, HASI earned fees of $23,359 from the Fund for transfer agent services. For the period ended May 31, 2013, HASI earned fees of $12,596 from the Fund for fund accounting services. At May 31, 2013, the Fund owed HASI $3,453 for transfer agent services and $1,763 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund during the period ended May 31, 2013. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENTS

For the period ended May 31, 2013, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	3,481,375
Sales
U.S. Government Obligations	$—
Other	5,358,037

16

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 5. INVESTMENTS - continued

At May 31, 2013, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$672,350
Gross (Depreciation)	(91,177)

Net Appreciation (Depreciation) on Investments	$581,173

At May 31, 2013, the aggregate cost of securities for federal income tax purposes was $4,820,553.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2013, Charles Schwab & Company, Inc. (“Schwab”), for the benefit of its customers, owned 64.57% shares of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions made to shareholders during the six month ended May 31, 2013.

The tax characterization of distributions for the fiscal years ended November 30, 2012 and November 30, 2011 is as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$16,290	$2,813
Return of Capital	2,856	—

	$19,146	$2,813

At November 30, 2012, the components of distributable earnings on a tax basis were as follows:

Accumulated capital and other losses	(2,400,807)
Unrealized Appreciation (Depreciation)	469,510

$(1,931,297)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales of $10,408.

17

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of November 30, 2012, accumulated capital and other losses consist of:

Post October Losses	Capital Loss Carryforwards	Total
$ (47,863)	$(2,352,944)	$(2,400,807)

NOTE 9. CAPITAL LOSS CARRYFORWARD

As of November 30, 2012, the Fund has available for federal tax purposes an unused capital loss carryforward of $2,352,944, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

Expires on November 30, 2017	2,352,944

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Non-expiring carryforwards will be utilized prior to the utilization of carryforwards with expiration dates.

10. SUBSEQUENT EVENT

On June 14, 2013, the Board of Trustees of the Trust (the “Board”), approved a plan to liquidate the Fund due to the business decision of Leeb Capital Management, Inc. (the “Adviser”), the Fund’s investment adviser, that it no longer is economically viable to continue managing the Fund because of the Fund’s small size and the increasing costs associated with advising a registered investment company. The Fund was closed and liquidated as a series of the Trust effective as of the close of business on June 28, 2013.

18

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (866) 400-5332 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly, Interested

OFFICERS

Joseph L. Rezabek, Senior Vice President

John C. Swhear, Senior Vice President & Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISER

Leeb Capital Management, Inc.

8 West 40th Street

New York, NY 10018

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Symons Institutional Funds

Semi-Annual Report

May 31, 2013

Fund Adviser:

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.scm-funds.com

Investment Results – (Unaudited)

Total Returns*

(for the periods ended May 31, 2013)

			Average Annual Returns
	Six Months	1 Year	5 Year	Since Inception (December 22, 2006)
Symons Value Institutional Fund	9.37%	14.62%	5.94%	5.71%
Russell 3000 Value Index**	19.37%	32.60%	4.88%	2.98%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated May 22, 2013, were 1.33% of average daily net assets (1.25% after fee waivers/expense recaptures by the Adviser), which includes Acquired Fund Fees and Expenses of 0.04%. The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as(a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.21% of the Fund’s average daily net assets through May 22, 2018.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Russell 3000 Value Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2013. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results – (Unaudited)

Total Returns*

(for the periods ended May 31, 2013)

			Average Annual Returns
	Six Months	1 Year	5 Year	Since Inception (May 6, 2008)
Symons Small Cap Institutional Fund	11.00%	19.47%	2.16%	2.76%
Russell 2000 Index**	20.60%	31.07%	7.15%	7.76%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated April 1, 2013, were 2.13% of average daily net assets (1.59% after fee waivers/expense reimbursements by the Adviser), which includes Acquired Fund Fees and Expenses of 0.03%. The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as(a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.56% of the Fund’s average daily net assets through March 31, 2016.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Russell 2000 Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on May 6, 2008 (commencement of Fund operations) and held through May 31, 2013. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

[1]	As a percent of net assets.

The investment objective of the Symons Small Cap Institutional Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one or both of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2012 to May 31, 2013.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not any of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period* December 1, 2012 – May 31, 2013
Actual	$1,000.00	$1,093.70	$7.16
Hypothetical **	$1,000.00	$1,018.10	$6.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

Symons Small Cap Institutional Fund	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period* December 1, 2012 – May 31, 2013
Actual	$1,000.00	$1,110.00	$8.21
Hypothetical **	$1,000.00	$1,017.15	$7.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

Symons Institutional Funds

Symons Value Institutional Fund

Schedule of Investments

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 78.36%

Beverages - 3.74%
PepsiCo, Inc.	40,000	$3,230,800

Biological Products, No Diagnostic Substances - 4.54%
Amgen, Inc.	39,000	3,920,670

Cigarettes - 4.68%
Philip Morris International, Inc.	44,500	4,045,495

Electric Services - 11.44%
Duke Energy Corp.	53,400	3,574,062
Entergy Corp.	26,660	1,836,341
PPL Corp.	62,890	1,867,833
Southern Co./The	59,470	2,610,733

		9,888,969

Fats & Oils - 0.94%
Bunge Ltd.	11,675	812,580

Food & Kindred Products - 7.74%
Campbell Soup Co.	97,000	4,152,570
Mondelez International, Inc.	86,220	2,540,041

		6,692,611

Games, Toys & Children’s Vehicles (No Dolls & Bicycles) - 3.57%
Hasbro, Inc.	69,400	3,086,912

Gold & Silver Ores - 2.66%
Gold Fields, Ltd. (a)	344,880	2,093,422
Sibanye Gold Ltd. (a)(b)	56,175	203,353

		2,296,775

Grain Mill Products - 2.66%
Kellogg Co.	37,000	2,295,850

Malt Beverages - 3.73%
Molson Coors Brewing Co.	65,200	3,221,532

Pharmaceutical Preparations - 2.68%
GlaxoSmithKline PLC (a)	44,800	2,319,296

Retail - Drug Stores & Proprietary Stores - 8.78%
CVS Caremark Corp.	79,400	4,571,852
Express Scripts Holding Co. (b)	48,550	3,015,926

		7,587,778

Retail - Variety Stores - 2.61%
Target Corp.	32,500	2,258,750

Search, Detection, Navigation, Guidance, Aeronautical System - 4.52%
Northrop Grumman Corp.	47,400	3,905,286

Services - Prepackaged Software - 2.51%
Microsoft Corp.	62,220	2,170,234

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.71%
Procter & Gamble Co./The	53,000	4,068,280

Sugar & Confectionery Products - 3.09%
Hershey Co./The	30,000	2,673,300

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Value Institutional Fund

Schedule of Investments - continued

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 78.36% - continued
Telecommunications - 3.76%
AT&T, Inc.	92,850	$3,248,821

TOTAL COMMON STOCKS (Cost $55,251,270)		67,723,939

Real Estate Investment Trusts - 1.89%
Annaly Capital Management, Inc.	120,200	1,632,316

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,941,839)		1,632,316

Money Market Securities - 19.53%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (c)	16,875,994	16,875,994

TOTAL MONEY MARKET SECURITIES (Cost $16,875,994)		16,875,994

TOTAL INVESTMENTS (Cost $74,069,103) - 99.78%		$86,232,249

Other assets less liabilities - 0.22%		191,405

TOTAL NET ASSETS - 100.00%		$86,423,654

(a)	American Depositary Receipt.
(b)	Non-income producing.
(c)	Variable rate security; the money market rate shown represents the rate at May 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 76.62%
Agriculture Production - Livestock & Animal Specialties - 1.02%
Cal - Maine Foods, Inc.	1,770	$79,190

Aircraft - 1.00%
Aerovironment, Inc. (a)	3,870	77,671

Canned, Frozen, & Preserved Fruit, Vegetables, & Food Specialties - 1.69%
TreeHouse Foods, Inc. (a)	2,000	130,960

Communication Services - 3.49%
NeuStar, Inc. - Class A (a)	5,580	270,407

Electric & Other Services Combined - 2.56%
Avista Corp.	7,440	198,722

Electric Services - 4.89%
El Paso Electric Co.	6,670	238,719
Portland General Electric Co.	4,600	140,024

		378,743

Finance Services - 1.89%
Green Dot Corp. - Class A (a)	8,150	146,455

Fire, Marine & Casualty Insurance - 4.44%
Endurance Specialty Holdings Ltd.	3,050	153,506
Tower Group, Inc.	9,857	190,536

		344,042

Food & Kindred Spirits - 0.68%
Flowers Foods, Inc.	1,575	52,558

Footwear (No Rubber) - 2.98%
Brown Shoe Company, Inc.	11,100	230,880

Gold & Silver Ores - 1.34%
Allied Nevada Gold Corp. (a)	6,040	46,629
Golden Star Resources, Ltd. (a)	80,590	56,792

		103,421

Guided Missiles & Space Vehicle Parts - 1.31%
Alliant Techsystems, Inc.	1,290	101,291

Greeting Cards - 1.84%
American Greetings Corp. - Class A	7,750	142,600

Miscellaneous Food Preparations & Kindred Products - 1.96%
Diamond Foods, Inc. (a)	4,460	69,175
Medifast, Inc. (a)	2,860	82,397

		151,572

Miscellaneous Manufacturing Industries - 1.04%
Hillenbrand, Inc.	3,390	80,885

Natural Gas Distribution - 3.32%
Northwest Natural Gas Co.	4,030	172,202
Southwest Gas Corp.	1,800	85,230

		257,432

Natural Gas Transmission -2.55%
New Jersey Resources Corp.	4,350	197,403

Optical Instruments & Lenses -1.28%
II-VI, Inc. (a)	5,990	99,434

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments - continued

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 76.62% - continued
Paperboard Mills - 1.11%
Clearwater Paper Corp. (a)	1,800	$86,094

Patent Owners & Lessors - 1.66%
InterDigital, Inc.	2,800	128,772

Poultry Processing - 3.47%
Sanderson Farms, Inc.	3,900	268,788

Radio & TV Broadcasting & Communications Equipment - 1.37%
Orbital Sciences Corp. (a)	5,833	106,044

Retail - Apparel & Accesory Stores - 1.52%
Aeropostale, Inc. (a)	8,050	117,610

Retail - Eating Places - 1.26%
BJ’s Restaurants, Inc. (a)	2,600	97,604

Services - Business Services - 3.79%
Cardtronics, Inc. (a)	2,920	83,308
Websense, Inc. (a)	8,450	209,982

		293,290

Services - Computer Integrated Systems Design - 3.50%
Allscripts Healthcare Solutions, Inc. (a)	10,100	139,885
CACI International, Inc. - Class A (a)	2,050	131,487

		271,372

Services - Motion Picture & Video Tape Production - 2.83%
DreamWorks Animation SKG, Inc. (a)	10,000	219,400

Services - Personal Services - 1.11%
Coinstar, Inc. (a)	1,470	85,613

Services - Prepackaged Software - 2.14%
Take-Two Interactive Software, Inc. (a)	9,950	165,568

Telephone Communications (No Radio Telephone) - 1.88%
Lumos Networks Corp.	5,125	70,417
NTELOS Holdings Corp.	4,600	75,302

		145,719

Trucking (No Local) - 1.17%
Knight Transportation, Inc.	5,280	90,499

Water Supply - 5.41%
American States Water Co.	4,030	214,114
California Water Service Group	10,400	205,192

		419,306

Wholesale - Farm Product Materials - 1.58%
Anderson, Inc./ The	2,400	122,256

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments - continued

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 76.62% - continued
Wholesale - Groceries & General Line - 1.43%
United Natural Foods, Inc. (a)	2,100	$111,132

Wholesale - Paper & Paper Products - 0.88%
United Stationers, Inc.	1,980	68,330

Women’s, Misses’, & Junior’s Outerwear - 1.23%
Jones Group, Inc./The	6,550	95,434

TOTAL COMMON STOCKS (Cost $5,285,259)		5,936,497

Real Estate Investment Trusts - 3.57%
Colony Financial, Inc.	4,180	92,587
Washington Real Estate Investment Trust	6,600	183,612

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $253,393)		276,199

Money Market Securities - 19.75%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (b)	1,529,809	1,529,809

TOTAL MONEY MARKET SECURITIES (Cost $1,529,809)		1,529,809

TOTAL INVESTMENTS (Cost $7,068,461) - 99.94%		$7,742,505

Other assets less liabilities - 0.06%		5,035

TOTAL NET ASSETS - 100.00%		$7,747,540

(a)	Non-income producing.
(b)	Variable rate security; the money market rate shown represents the rate at May 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Statements of Assets and Liabilities

May 31, 2013

(Unaudited)

	Symons Value Institutional Fund	Symons Small Cap Institutional Fund
Assets
Investment in securities:
At cost	$74,069,103	$7,068,461

At fair value	$86,232,249	$7,742,505
Receivable for Fund shares sold	39,343	194
Dividends receivable	243,961	5,044
Prepaid expenses	24,241	15,760
Interest receivable	123	11
Receivable due from Advisor	—	471

Total assets	86,539,917	7,763,985

Liabilities
Payable for Fund shares redeemed	18,635	1,592
Payable to Adviser (a)	72,577	—
Payable to administrator, transfer agent, and fund accountant (a)	16,037	3,410
Payable to custodian (a)	1,915	1,721
Payable to trustees and officers	1,413	1,408
Other accrued expenses	5,686	8,314

Total liabilities	116,263	16,445

Net Assets	$86,423,654	$7,747,540

Net Assets consist of:
Paid in capital	$69,953,214	$7,197,427
Accumulated undistributed net investment income (loss)	40,879	17,516
Accumulated undistributed net realized gain (loss) from investment transactions and foreign currency translation	4,266,415	(141,447)
Net unrealized appreciation (depreciation) on investment transactions and foreign currency translation	12,163,146	674,044

Net Assets	$86,423,654	$7,747,540

Shares outstanding (unlimited number of shares authorized)	7,273,264	783,395

Net Asset Value and offering price per share	$11.88	$9.89

Redemption price per share (Net Asset Value * 98%) (b)	$11.64	$9.69

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Statements of Operations

For The Period Ended May 31, 2013

(Unaudited)

	Symons Value Institutional Fund	Symons Small Cap Institutional Fund
Investment Income
Dividend income (net of foreign withholding tax of $19,929 and $1,309 respectively)	$1,255,112	$76,109
Interest income	692	61

Total Income	1,255,804	76,170

Expenses
Investment Adviser fee (a)	432,250	41,334
Administration expenses (a)	36,248	3,321
Transfer agent expenses (a)	24,623	11,944
Fund accounting expenses (a)	22,762	2,116
Registration expenses	11,833	12,436
Legal expenses	9,291	8,352
Custodian expenses (a)	8,216	3,268
Report printing expenses	6,981	3,195
Audit expenses	6,808	6,808
Trustee expenses	5,160	5,156
CCO expenses	4,514	4,514
Insurance expenses	1,691	1,691
Pricing expenses	858	1,560
24f-2 expenses	505	—
Miscellaneous expenses	918	367

Total Expenses	572,658	106,062
Fees and expenses recouped by Adviser (a)	20,133	—
Fees waived and expenses reimbursed by Adviser (a)	—	(47,408)

Net operating expenses	592,791	58,654

Net investment income (Loss)	663,013	17,516

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities	4,267,757	(157,210)
Foreign currency translation	—	(30)
Change in unrealized appreciation (depreciation) on:
Investment Securities	2,654,654	929,081
Foreign currency translation	—	12

Net realized and unrealized gain (loss) on investment securities and foreign currency translation	6,922,411	771,853

Net increase (decrease) in net assets resulting from operations	$7,585,424	$789,369

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Statements of Changes In Net Assets

	Symons Value Institutional Fund
	For the Six Months Ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Operations
Net investment income (loss)	$663,013	$1,283,828
Net realized gain (loss) on investment securities and foreign currency translation	4,267,757	1,816,644
Change in unrealized appreciation (depreciation) on investment securities	2,654,654	4,222,016

Net increase (decrease) in net assets resulting from operations	7,585,424	7,322,488

Distributions
From net investment income	(605,732)	(1,284,093)
From net realized gain	—	(1,801,152)
From return of capital	—	(103,052)

Total distributions	(605,732)	(3,188,297)

Capital Share Transactions
Proceeds from shares sold	6,106,092	26,886,114
Reinvestment of distributions	525,912	2,638,492
Amount paid for shares redeemed	(18,580,792)	(14,096,396)
Proceeds from redemption fees (a)	1,678	5,927

Net increase (decrease) in net assets resulting from share transactions	(11,947,110)	15,434,137

Total Increase (Decrease) in Net Assets	(4,967,418)	19,568,328

Net Assets
Beginning of period	91,391,072	71,822,744

End of period	$86,423,654	$91,391,072

Accumulated undistributed net investment income (loss) included in net assets at end of period	$40,879	$—

Capital Share Transactions
Shares sold	523,223	2,495,289
Shares issued in reinvestment of distributions	45,436	240,975
Shares redeemed	(1,651,056)	(1,286,785)

Net increase (decrease) from capital share transactions	(1,082,397)	1,449,479

(a)	The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Statements of Changes In Net Assets

	Symons Small Cap Institutional Fund
	For the Six Months Ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Operations
Net investment income (loss)	$17,516	$(46,553)
Net realized gain (loss) on investment securities and foreign currency translation	(157,240)	340,670
Change in unrealized appreciation (depreciation) on investment securities and foreign currency	929,093	291,195

Net increase (decrease) in net assets resulting from operations	789,369	585,312

Distributions
From net realized gain	—	(112,501)

Total distributions	—	(112,501)

Capital Share Transactions
Proceeds from shares sold	951,800	2,054,686
Reinvestment of distributions	—	110,551
Amount paid for shares redeemed	(1,728,751)	(9,322,886)
Proceeds from redemption fees (a)	16	1,416

Net increase (decrease) in net assets resulting from share transactions	(776,935)	(7,156,233)

Total Increase (Decrease) in Net Assets	12,434	(6,683,422)

Net Assets
Beginning of period	7,735,106	14,418,528

End of period	$7,747,540	$7,735,106

Accumulated undistributed net investment income (loss) included in net assets at end of period	$17,516	$—

Capital Share Transactions
Shares sold	102,395	234,217
Shares issued in reinvestment of distributions	—	12,408
Shares redeemed	(187,529)	(1,048,760)

Net increase (decrease) from capital share transactions	(85,134)	(802,135)

(a)	The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Financial Highlights

(For a share outstanding throughout each period)

	Symons Value Institutional Fund
	For the Six Months Ended May 31, 2013 (Unaudited)		Year ended November 30, 2012	Year ended November 30, 2011	Year ended November 30, 2010	Year ended November 30, 2009	Year ended November 30, 2008
Selected Per Share Data:
Net asset value, beginning of period	$10.94		$10.40	$9.94	$9.79	$7.94	$10.41

Income from investment operations:
Net investment income (loss)	0.09		0.16	0.11 (a)	0.09 (a)	0.09 (a)	0.14	(a)
Net realized and unrealized gain (loss) on investments	0.93		0.77	0.80	0.56	1.95	(2.37)

Total income (loss) from investment operations	1.02		0.93	0.91	0.65	2.04	(2.23)

Less distributions:
From net investment income	(0.08)		(0.16)	(0.09)	(0.13)	(0.08)	(0.06)
From net realized gain	—		(0.22)	(0.30)	(0.37)	(0.11)	(0.20)
From return of capital	—		(0.01)	(0.06)	—	—	—

Total distributions	(0.08)		(0.39)	(0.45)	(0.50)	(0.19)	(0.26)

Paid in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)	— (b)	0.02

Net asset value, end of period	$11.88		$10.94	$10.40	$9.94	$9.79	$7.94

Total Return (c)	9.37	% (f)	8.98%	9.33%	6.66%	26.14%	(21.76)%
Ratios and Supplemental Data:
Net assets, end of period (000)	$86,424		$91,391	$71,823	$46,514	$34,058	$6,565
Ratio of expenses to average net assets	1.37	% (e)(g)	1.46%	1.45%	1.46%	1.46%	1.47	% (d)
Ratio of expenses to average net assets before waiver or recoupment by Adviser	1.42	% (g)	1.29%	1.43%	1.65%	1.91%	4.34%
Ratio of net investment income (loss) to average net assets	1.53	% (g)	1.46%	1.00%	0.86%	1.00%	1.49%
Ratio of net investment income (loss) to average net assets before waiver or recoupment by Adviser	1.48	% (g)	1.63%	1.02%	0.67%	0.55%	(1.38)%
Portfolio turnover rate	11.13	% (f)	28.28%	80.41%	57.49%	38.24%	70.54%

(a)	Calculated using average shares method.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Effective March 31, 2008, the Adviser agreed to waive fees to maintain Fund expenses at 1.46%. Prior to that date, the expense cap was 1.49%.
(e)	Effective May 22, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.21%. Prior to that date, the expense cap was 1.46%.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Financial Highlights

(For a share outstanding throughout each period)

	Symons Small Cap Institutional Fund
	For the Six Months Ended May 31, 2013 (Unaudited)		Year ended November 30, 2012		Year ended November 30, 2011		Year ended November 30, 2010		Year ended November 30, 2009		Period ended November 30, 2008 (a)
Selected Per Share Data:
Net asset value, beginning of period	$8.91		$8.63		$9.83		$8.27		$5.60		$10.00

Income from investment operations:
Net investment income (loss)	0.02		(0.03	) (b)	(0.01	) (b)	(0.01	) (b)	(0.03	) (b)	0.01
Net realized and unrealized gain (loss) on investments	0.96		0.44		(0.27)		1.74		2.76		(4.41)

Total income (loss) from investment operations	0.98		0.41		(0.28)		1.73		2.73		(4.40)

Less distributions:
From net investment income	—		—		—		—		—	(c)	—
From net realized gain	—		(0.13)		(0.90)		(0.17)		(0.05)		—
From return of capital	—		—		(0.02)		—		(0.01)		—

Total distributions	—		(0.13)		(0.92)		(0.17)		(0.06)		—

Paid in capital from redemption fees (d)	—		—		—		—		—		—

Net asset value, end of period	$9.89		$8.91		$8.63		$9.83		$8.27		$5.60

Total Return (e)	11.00	% (f)	4.76%		(2.25)%		20.93%		49.15%		(44.00	)% (f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$7,748		$7,735		$14,419		$12,882		$2,587		$519

Ratio of expenses to average net assets	1.56	% (g)	1.56%		1.56%		1.56%		1.56%		1.56	% (g)
Ratio of expenses to average net assets before reimbursement by Adviser	2.82	% (g)	2.10%		2.07%		3.33%		16.87%		37.41	% (g)
Ratio of net investment income (loss) to average net assets	0.46	% (g)	(0.37)%		(0.14)%		(0.25)%		(0.37)%		0.19	% (g)
Ratio of net investment income (loss) to average net assets before reimbursement by Adviser	(0.80	)% (g)	(0.91)%		(0.65)%		(2.02)%		(15.68)%		(35.66	)% (g)
Portfolio turnover rate	8.32	% (f)	55.87%		119.63%		46.35%		54.75%		13.10	% (f)

(a)	For the period May 6, 2008 (Commencement of Operations) to November 30, 2008.
(b)	Calculated using average shares method.
(c)	Distributions amounted to less than $0.005 per share.
(d)	Redemption fees resulted in less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Value Fund”) and Symons Small Cap Institutional Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Unified Series Trust (the “Trust”). The Value Fund was organized on November 13, 2006 and commenced operations on December 22, 2006. The Value Fund was formerly known as the Symons Alpha Value Institutional Fund. The name change was effective March 30, 2009. The Small Cap Fund was organized on February 10, 2008 and commenced operations on May 6, 2008. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”). The investment objective of each Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation - Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the fair values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from foreign currency transactions. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended May 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board of the Trust or the “Board”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds a Fund invests in may default or otherwise cease to have market quotations readily available.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Value Fund’s investments as of May 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$67,723,939	$—	$—	$67,723,939
Real Estate Investment Trusts	1,632,316	—	—	1,632,316
Money Market Securities	16,875,994	—	—	16,875,994
Total	$86,232,249	$—	$—	$86,232,249

*	Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of May 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,936,497	$—	$—	$5,936,497
Real Estate Investment Trusts	276,199	—	—	276,199
Money Market Securities	1,529,809	—	—	1,529,809
Total	$7,742,505	$—	$—	$7,742,505

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended May 31, 2013, the Funds had no transfers between any Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Funds, under the terms of the management agreements (the “Agreements”), manages each Fund’s investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Value Fund and at an annual rate of 1.10% of the average daily net assets of the Small Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.21% of the Fund’s average daily net assets with respect to the Value Fund and 1.56% of the Fund’s average daily net assets with respect to the Small Cap Fund, through May 22, 2018 for the Value Fund and March 31, 2016 for Small Cap Fund. Prior to May 22, 2013, the Value Fund’s expense cap was 1.46%. Each waiver or reimbursement by the Adviser is subject to repayment by the Funds within the three periods following the period in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitations in place at the time of the waiver. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. Please see the chart below for information regarding the management fees, fee waivers, and expenses reimbursed by each Fund for the period ended May 31, 2013.

	Value Fund	Small Cap Fund
Management fee (as a percent of average net assets)	1.00%	1.10%
Expense limitation (as a percent of average net assets)	1.21%	1.56%
Management fees earned	$432,250	$41,334
Fees and expenses recouped	$20,133	$—
Fees waived and expenses reimbursed	$—	$47,408
Receivable from advisor	$—	$471
Payable to advisor	$72,577	$—

The amounts subject to repayment by each Fund, pursuant to the aforementioned conditions, at May 31, 2013, are as follows:

Fund	Amount	To be repaid by November 30,
Value Fund	22,700	2013
Small Cap Fund	114,208	2013
	77,937	2014
	68,965	2015

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel.

The Trust also retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. Expenses incurred by the Funds are allocated to the individual Funds based on each Fund’s relative net assets. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds, and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended May 31, 2013, fees for administrative, transfer agent, fund accounting services, and Custodian expenses and the amounts due to HASI and the Custodian at May 31, 2013, were as follows:

	Value Fund	Small Cap Fund
Administration expenses	$36,248	$3,321
Transfer agent expenses	$24,623	$11,944
Fund accounting expenses	$22,762	$2,116
Custodian expenses	$8,216	$3,268
Payable to HASI	$16,037	$3,410
Payable to Custodian	$1,915	$1,408

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Value Fund or the Small Cap Fund for the period ended May 31, 2013. The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and certain officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2013

(Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, purchases and sales of investment securities, other than short-term investments, were as follows:

	Value Fund	Small Cap Fund
Purchases
U.S. Government Obligations	$—	$—
Other	8,092,191	529,611
Sales
U.S. Government Obligations	$—	$—
Other	21,135,991	2,290,472

At May 31, 2013, the appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Small Cap Fund
Gross Appreciation	$14,438,267	$1,061,858
Gross (Depreciation)	(2,292,865)	(415,072)

Net Appreciation (Depreciation) on Investments	$12,145,402	$646,786

Tax Cost	$74,086,847	$7,095,719

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2013, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 29.10% and 86.64% of the Value Fund and the Small Cap Fund, respectively. As a result, Schwab may be deemed to control the Value Fund and the Small Cap Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund: For the period ended May 31, 2013, the Value Fund paid quarterly income distributions totaling $0.08315 per share to shareholders.

On November 30, 2012, the Value Fund declared a long-term capital gain distribution of $0.2188 per share, to shareholders of record on November 29, 2012.

The tax character of distributions paid during the fiscal years ended November 30, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income*	1,284,093	601,949
Long-term Capital Gain	1,801,152	1,961,724
Return of Capital	103,052	424,979

	$3,188,297	$2,988,652

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2013

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

Small Cap Fund: On November 30, 2012, the Small Cap Fund declared a short-term capital gain distribution of $0.1311 per share to shareholders of record on November 29, 2012.

The tax character of distributions paid during the fiscal years ended November 30, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income*	$112,501	$557,728
Long-term Capital Gain	—	813,845
Return of Capital	—	32,052

	$112,501	$1,403,625

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Value Fund	Small Cap Fund
Undistributed Ordinary Income	$—	$43,051
Unrealized appreciation/depreciation	9,490,748	(282,307)

	$9,490,748	$(239,256)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales of $17,744 for the Value Fund and $27,258 for the Small Cap Fund.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly, Interested

OFFICERS

Joseph L. Rezabek, Senior Vice President

John C. Swhear, Senior Vice President & Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Auer Growth Fund

Semi-Annual Report

May 31, 2013

Fund Advisor:

SBAuer Funds, LLC

10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

The past 6 months have seen the Auer Growth Fund really hit its stride. For the period from November 30, 2012 to May 31, 2013, the Auer Growth Fund returned 27.74%, which beat both the S&P 500 at 16.43% and the Russell 2000 at 19.69%. We believe the Fund’s performance is driven by our strict adherence to our investment discipline. We only purchase stocks that are increasing earnings by 25%, increasing sales by 20% and are trading at a multiple of 12 or less. Once these stocks have been selected, we hold them until one of two things happens, they fail to re-qualify or they double in value. Between May 31, 2012 and May 31, 2013, the Auer Growth Fund had a total of 20 stocks double in value.

Looking forward we believe our strict adherence to our investment discipline has positioned the Fund well to take advantage of the asset flows we are beginning to see come out of bonds and fixed income and into the equity market. As investors begin to realize how low interest rates are and how over bought the fixed income sector is, we believe there will be a tidal wave of investors coming into the equity market seeking to outpace the inflation that will surely follow the Federal Reserve’s slowing of its Qualitative Easing policy.

We are very excited at the prospect of the government taking a less active role in the markets and believe strongly that left alone, capitalism will correct the situation that our overactive federal government has created.

Thank you very much for your continued confidence. We take your trust very seriously and it guides every decision we make for the Fund.

1

Investment Results – (Unaudited)

Total Returns*

(For the six months ended May 31, 2013)

			Average Annual
	Six Months	1 Year	5 Year	Since Inception (December 28, 2007)
Auer Growth Fund	27.74%	31.69%	-6.89%	-5.79%
S&P 500® Index**	16.43%	27.28%	5.43%	3.88%
Russell 2000 Value Index**	19.69%	31.31%	6.51%	5.13%

Total annual operating expenses, as disclosed in the Fund’s prospectus, were 1.85% of average daily net assets. The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses (such as fees and expenses of acquired funds); and extraordinary litigation expenses, do not exceed 1.95% of the Fund’s average daily net assets through March 31, 2014.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Value Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

The chart above assumes an initial investment of $10,000 made on December 28, 2007 (commencement of Fund operations) and held through May 31, 2013. The S&P 500® Index and Russell 2000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Auer Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-711-2837.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

3

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Auer Growth Fund is long-term capital appreciation.

The Auer Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that the Advisor believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2012 and held through May 31, 2013.

4

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period* December 1, 2012 – May 31, 2013

Actual	$ 1,000.00	$ 1,277.40	$ 10.93
Hypothetical **	$ 1,000.00	$ 1,015.33	$ 9.68

*	Expenses are equal to the Fund’s annualized expense ratio of 1.93%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

5

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2013 – (Unaudited)

Shares	COMMON STOCKS – 87.50%	Fair Value
	Consumer Discretionary – 3.80%
24,000	DR Horton, Inc.	$584,640
80,000	FAB Universal Corp. (b)	278,400
2,000	G-III Apparel Group Ltd. (b)	84,220
10,000	Lithia Motors, Inc. - Class A	520,900
16,000	Smith & Wesson Holding Corp. (b)	145,760
35,000	Standard Pacific Corp. (b)	309,750
11,000	Sturm Ruger & Co., Inc.	553,080

		2,476,750

	Consumer Staples – 0.22%
40,000	Alliance One International, Inc. (b)	145,600

	Energy – 22.86%
58,000	Atwood Oceanics, Inc. (b)	3,045,580
60,000	Carrizo Oil & Gas, Inc. (b)	1,539,600
32,000	Chesapeake Energy Corp.	698,880
22,000	Ensco PLC - Class A	1,323,740
9,000	EPL Oil & Gas, Inc. (b)	274,050
39,900	Gastar Exploration Ltd. (b)	98,952
25,000	Gran Tierra Energy, Inc. (b)	157,000
100,000	Halcon Resources Corp. (b)	528,000
75,000	Kodiak Oil & Gas Corp. (b)	658,500
45,000	Northern Oil and Gas, Inc. (b)	592,650
13,000	Rosetta Resources, Inc. (b)	609,180
78,000	Rowan Cos. Plc. - Class A (b)	2,592,720
125,000	Sanchez Energy Corp. (b)	2,733,750
10,000	TransGlobe Energy Corp. (b)	73,700

		14,926,302

	Financials – 16.19%
9,000	Amtrust Financial Services, Inc.	297,270
9,000	Banner Corp.	288,720
7,000	BNCCORP. Inc. (b)	80,500
50,000	Camco Financial Corp. (b)	169,000
35,000	Central Pacific Financial Corp. (b)	641,900
15,000	CIT Group, Inc. (b)	691,200
9,900	Eagle Bancorp, Inc. (b)	222,849

See accompanying notes which are an integral part of these financial statements.

6

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2013 – (Unaudited)

Shares	COMMON STOCKS – 87.50% – continued	Fair Value
	Financials – 16.19% – continued
10,000	Enterprise Financial Services Corp.	$152,700
6,500	First Bancshares, Inc. MS	82,550
4,000	First Defiance Financial Corp.	87,840
33,000	First Merchants Corp.	546,480
11,000	First South Bancorp, Inc. (b)	72,380
9,000	Firstbank Corp.	121,950
20,000	Flagstar Bancorp, Inc. (b)	280,200
31,000	Gain Capital Holdings, Inc.	165,850
13,000	Hanmi Financial Corp. (b)	204,620
55,000	Hampton Road Bancshares, Inc. (b)	71,500
10,000	HCI Group, Inc. (b)	347,600
5,000	Heritage Financial Group, Inc.	71,450
23,000	Hilltop Holdings, Inc. (b)	368,000
2,500	Investors Title Co.	179,100
16,000	JPMorgan Chase & Co.	873,440
15,000	KCAP Financial, Inc.	165,150
8,000	MB Financial, Inc.	204,080
4,500	Mercantile Bank Corp.	75,555
19,200	Monarch Financial Holdings, Inc.	210,816
12,500	NewBridge Bancorp. (b)	74,250
37,000	Old Second Bancorp, Inc. (b)	211,270
6,000	Piper Jaffray Cos. (b)	214,260
5,500	Provident Financial Holdings, Inc.	83,710
180,000	Regions Financial Corp.	1,643,400
8,000	S&T Bancorp, Inc.	154,720
11,000	SB Financial Group, Inc. (b)	92,510
5,000	Suffolk Bancorp. (b)	75,300
63,000	Susquehanna Bancshares, Inc.	756,630
11,000	Taylor Capital Group, Inc. (b)	182,710
10,000	Timberland Bancorp, Inc.	81,900
3,200	WSFS Financial Corp.	160,768
6,500	WesBanco, Inc.	162,825

		10,566,953

See accompanying notes which are an integral part of these financial statements.

7

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2013 – (Unaudited)

Shares	COMMON STOCKS – 87.50% – continued	Fair Value
	Health Care – 7.15%
40,000	Albany Molecular Research, Inc. (b)	$440,000
38,000	Biota Pharmacueticals, Inc. (b)	137,560
6,000	Cigna Corp.	407,400
12,000	Natus Medical, Inc. (b)	169,080
100,000	Repligen Corp. (b)	3,417,000
12,000	Questcor Pharmaceuticals, Inc.	99,360

		4,670,400

	Industrials – 7.44%
12,000	Art’s-Way Manufacturing Co., Inc. (b)	89,160
95,000	Goldfield Corp./The (b)	247,950
75,000	Hudson Technologies, Inc. (b)	273,000
45,000	India Globalization Capital, Inc. (b)	99,000
19,800	Jewett-Cameron Trading Ltd. (b)	209,484
10,000	Key Technology, Inc. (b)	152,300
83,000	Manitex International, Inc. (b)	900,550
45,000	Patrick Industries, Inc. (b)	877,050
15,000	Pike Electric Corp. (b)	182,250
60,000	Spirit Airlines, Inc. (b)	1,825,800

		4,856,544

	Information Technology – 27.54%
120,000	Cirrus Logic, Inc. (b)	2,190,000
90,000	Clearfield, Inc. (b)	759,600
60,000	Cover-All Technologies, Inc. (b)	88,800
85,000	Ixia (b)	1,336,200
180,000	OmniVision Technologies, Inc. (b)	3,324,600
60,000	Perion Network Ltd. (b)	843,600
20,000	RF Industries Ltd.	135,200
110,000	RF Micro Devices, Inc. (b)	607,200
75,000	Seagate Technology PLC	3,231,000
190,000	Silicon Motion Technology Corp. (a)	2,135,600
200,000	Take-Two Interactive Software, Inc. (b)	3,328,000

		17,979,800

See accompanying notes which are an integral part of these financial statements.

8

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2013 – (Unaudited)

Shares	COMMON STOCKS – 87.50% – continued	Fair Value
	Materials – 2.05%
350,000	Brigus Gold Corp. (b)	$232,015
8,500	Chase Corp.	167,875
18,000	Fibria Celulose SA (a) (b)	435,600
16,000	Louisiana-Pacific Corp (b)	281,120
90,000	Timmins Gold Corp. (b)	223,200

		1,339,810

	Utilities – 0.25%
420,000	US Geothermal, Inc. (b)	161,700

	TOTAL COMMON STOCKS (Cost $50,232,036)	57,123,859

	MASTER LIMITED PARTNERSHIPS – 8.58%
8,500	Alliance Resource Partners LP	614,380
60,000	Blackstone Group LP.	1,313,400
35,000	Calumet Specialty Products Partners LP	1,195,250
36,000	CVR Refining LP	1,092,960
48,000	Fortress Investment Group LLC	324,000
2,200	Global Partners LP/MA	72,402
18,000	Hi-Crush Partners LP	405,000
7,500	Icahn Enterprises LP	581,475

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,700,186)	5,598,867

	REAL ESTATE INVESTMENT TRUSTS – 0.20%
6,000	PennyMac Mortgage Investment Trust	129,900

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $150,748)	129,900

	MONEY MARKET SECURITIES – 3.86%
2,519,205	Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.01% (c)	2,519,205

	TOTAL MONEY MARKET SECURITIES (Cost $2,519,205)	2,519,205

	TOTAL INVESTMENTS (Cost $58,602,175) – 100.14%	$65,371,831

	Liabilities in excess of other assets – (0.14)%	(88,786)

	TOTAL NET ASSETS – 100.00%	$65,283,045

(a)	American Depositary Receipt

(b)	Non-income producing securities

(c)	Variable rate security; the money market rate shown represents the rate at May 31, 2013.

See accompanying notes which are an integral part of these financial statements.

9

AUER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2013 – (Unaudited)

Assets
Investments in securities, at fair value (cost $58,602,175)	$65,371,831
Receivable for investments sold	124,307
Dividends receivable	16,420
Receivable for fund shares purchased	15,825
Prepaid expenses	13,567
Interest receivable	17

Total assets	65,541,967

Liabilities
Payable for fund shares redeemed	153,844
Payable to Advisor (a)	82,523
Payable to administrator, fund accountant, and transfer agent (a)	11,386
Payable to custodian (a)	1,914
Payable to trustees and officers	1,304
Other accrued expenses	7,951

Total liabilities	258,922

Net Assets	$65,283,045

Net Assets consist of:
Paid in capital	$102,343,159
Accumulated net investment income (loss)	(652,498)
Accumulated net realized gain (loss) from investment transactions	(43,177,272)
Net unrealized appreciation on investments	6,769,656

Net Assets	$65,283,045

Shares outstanding (unlimited number of shares authorized)	9,035,327

Net Asset Value and offering price per share	$7.23

Redemption price per share (Net Asset Value * 99%) (b)	$7.16

(a)	See Note 4 in the Notes to the Financial Statements.

(b)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

10

AUER GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2013 – (Unaudited)

Investment Income
Dividend income (Net of foreign tax withheld of $232)	$723,956
Interest income	56

Total Investment Income	724,012

Expenses
Investment Advisor fee (a)	470,942
Administration expenses (a)	28,144
Transfer agent expenses (a)	26,811
Registration expenses	12,847
Fund accounting expenses (a)	12,522
Legal expenses	10,148
Printing expenses	9,836
Custodian expenses (a)	8,637
Auditing expenses	7,555
Trustee expenses	5,121
CCO expenses	4,546
Pricing expenses	2,666
Miscellaneous expenses	1,989
Insurance expense	1,960
Other expenses – overdraft fees	1,128

Total Expenses	604,852

Net Investment Income	119,160

Realized & Unrealized Gain on Investments
Net realized gain on investment securities	8,633,459
Change in unrealized appreciation on investment securities	6,547,048

Net realized and unrealized gain on investment securities	15,180,507

Net increase in net assets resulting from operations	$15,299,667

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

11

AUER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2013 (Unaudited)	Fiscal Year Ended November 30, 2012
Increase (decrease) in net assets from:
Operations
Net investment income (loss)	$119,160	$(801,693)
Net realized gain (loss) on investment securities	8,633,459	(10,184,442)
Change in unrealized appreciation on investment securities	6,547,048	7,858,823

Net increase (decrease) in net assets resulting from operations	15,299,667	(3,127,312)

Capital Share Transactions
Proceeds from Fund shares sold	4,743,898	4,118,767
Amount paid for Fund shares redeemed	(16,530,474)	(75,239,101)
Proceeds from redemption fees collected (a)	—	60

Net decrease in net assets resulting from capital share transactions	(11,786,576)	(71,120,274)

Total Increase (Decrease) in Net Assets	3,513,091	(74,247,586)

Net Assets
Beginning of period	61,769,954	136,017,540

End of period	$65,283,045	$61,769,954

Accumulated undistributed net investment loss included in net assets at end of period	$(652,498)	$(771,658)

Capital Share Transactions
Shares sold	743,007	681,635
Shares redeemed	(2,628,747)	(12,734,982)

Net decrease from capital share transactions	(1,885,740)	(12,053,347)

(a)	The Fund charges a 1% redemption fee on shares redeemed within 7 calendar days of purchase.

12

AUER GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2013 (Unaudited)		Fiscal Year Ended November 30,						Period Ended November 30, 2008(a)
			2012		2011		2010	2009
Selected Per Share Data:
Net asset value, beginning of period	$5.66		$5.92		$6.21		$6.02	$4.55	$10.00

Income from investment operations:
Net investment income (loss)	0.01	(b)	(0.05	)(b)	(0.06	)(b)	(0.04)	(0.03)	(0.04	)(b)
Net realized and unrealized gain (loss) on investments	1.56		(0.21)		(0.23)		0.23	1.50	(5.41	)(c)

Total from investment operations	1.57		(0.26)		(0.29)		0.19	1.47	(5.45)

Less Distributions to shareholders:
Return of capital	—		—		—		—	—	—	(d)

Total distributions	—		—		—		—	—	—

Paid in capital from redemption fees (d)	0.00		0.00		0.00		0.00	0.00	0.00

Net asset value, end of period	$7.23		$5.66		$5.92		$6.21	$6.02	$4.55

Total Return (e)	27.74	%(g)	(4.39)%		(4.67)%		3.16%	32.31%	(54.48	)%(f)(g)

Ratios and Supplemental Data:
Net assets, end of year (000)	$65,283		$61,770		$136,018		$207,931	$159,388	$83,578
Ratio of expenses to average net assets	1.93	%(h)	1.82%		1.71%		1.72%	1.82%	1.94	%(h)
Ratio of net investment income (loss) to average net assets	0.38	%(h)	(0.83)%		(0.81)%		(0.68)%	(0.75)%	(0.59	)%(h)
Portfolio turnover rate	68.03	%(g)	161.95%		145.39%		148.55%	221.75%	115.90	%(g)

(a)	For the period December 28, 2007 (Commencement of Operations) to November 30, 2008.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Reimbursement of loss on investment trade from Advisor is reflected. The effect on the Fund was less than $0.005 per share.

(d)	Resulted in less than $0.005 per share.

(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(f)	Reimbursement of loss on investment trade did not affect total return.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2013 – (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Auer Growth Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment advisor is SBAuer Funds, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITs”) and distributions from Limited

14

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Partnerships are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended May 31, 2013, the Auer Growth Fund made no reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting

15

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real-estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

16

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

17

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$57,123,859	$—	$—	$57,123,859
Master Limited Partnerships	5,598,867	—	—	5,598,867
Real Estate Investment Trusts	129,900	—	—	129,900
Money Market Securities	2,519,205	—	—	2,519,205
Total	$65,371,831	$—	$—	$65,371,831

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the period ended May 31, 2013, there were no transfers between levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the period ended May 31, 2013, the Advisor earned a fee of $470,942 from the Fund. At May 31, 2013, the Fund owed the Advisor $82,523 for advisory services. The Advisor contractually has agreed to waive its management fee and/or reimburse expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.95% of the average daily net assets of the Fund. The contractual agreement is in effect through March 31, 2014. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation. During the period ended May 31, 2013, there were no waivers or reimbursements by the Advisor to the Fund.

18

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended May 31, 2013, HASI earned fees of $28,144 for administrative services provided to the Fund. At May 31, 2013, the Fund owed HASI $4,779 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, the Fund’s distributor (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended May 31, 2013, the Custodian earned fees of $8,637 for custody services provided to the Fund. At May 31, 2013, the Fund owed the Custodian $1,914 for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended May 31, 2013, HASI earned fees of $26,811 from the Fund for transfer agent services. For the period ended May 31, 2013, HASI earned fees of $12,522 from the Fund for fund accounting services. At May 31, 2013, the Fund owed HASI $4,665 for transfer agent services. At May 31, 2013, the Fund owed HASI $1,943 for fund accounting services. The Distributor acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period ended May 31, 2013. The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan under Rule 12b-1. Under the distribution plan, the Fund can pay the Fund’s distributor, its adviser and/or other financial institutions, a fee of up to 0.25% of the Fund’s average daily net assets. Because these fees are an ongoing expense, over time they reduce the investment results of the Fund and may cost you more than paying other types of sales charges. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2014, upon notice to shareholders.

19

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 5. INVESTMENTS

For the period ended May 31, 2013, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	41,642,783
Sales
U.S. Government Obligations	$—
Other	55,081,305

At May 31, 2013, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$8,467,127
Gross (Depreciation)	(1,697,471)

Net Appreciation on Investments	$6,769,656

At May 31, 2013, the aggregate cost of securities for federal income tax purposes, was $58,602,175.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2013, SEI Private Trust Co., for the benefit of others, owned 28.73% of the Fund and thus may be deemed to control the Fund.

20

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2013 – (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions made to shareholders during the fiscal year ended November 30, 2012 and the six month ended May 31, 2013.

At November 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(52,582,389)
Unrealized appreciation	222,608

$(52,359,781)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of November 30, 2012, accumulated capital and other losses consist of:

Post October Losses	Capital Loss Carryforwards	Qualified Late-Year Loss Deferral	Total
$(751,414)	$(51,059,317)	$(771,658)	$(52,582,389)

NOTE 9. CAPITAL LOSS CARRYFORWARDS

As of November 30, 2012, the Fund has available for federal tax purposes an unused capital loss carryforward of $51,059,317, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration – short term	$18,758,227
No expiration – long term	1,947,520
Expires on November 30, 2017	30,353,570

51,059,317

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Non-expiring carryforwards will be utilized prior to the utilization of carryforwards with expiration dates.

21

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at (888) 711-2837 (Auer) and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly, Interested

OFFICERS

Joseph L. Rezabek, Senior Vice President

John C. Swhear, Senior Vice President &     Interim President

Robert W. Silva, Chief Financial Officer     and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISOR

SBAuer Funds, LLC

10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

22

AUER GROWTH FUND

(AUERX)

Semi-Annual Report

May 31, 2013

SBAuer Funds, LLC

10401 N. Meridian St., Suite 100

Indianapolis, IN 46290

Toll Free – 888-711-AUER (2837)

www.auergrowthfund.com

Semi-Annual Report

May 31, 2013

www.1492Funds.com

Fund Adviser:

1492 Capital Management, LLC

309 North Water Street, Suite 505

Milwaukee, WI 53202

Toll Free (877) 571-1492

1492 Funds – Discovering Opportunity

May 31, 2013

Dear fellow shareholder,

Welcome to our semi-annual report for the period ended May 31st. As you may be accustomed to reading by now, we like to take this opportunity to discuss our investment philosophy, to provide you with a portfolio management update on the fund and to shed some light on how the portfolio is positioned.

Our investment philosophy very simply stated is that stock selection is key to creating excess returns and that our extensive use of fundamental research is where it begins. We meet with hundreds of companies annually, collecting individual data points across many sectors and industries, which we then weave into themes that we believe will provide a catalyst for revenue and earnings growth. We seek to identify all the companies in the small cap space that will be beneficiaries of one of our themes, looking horizontally at competitors and vertically up and down the supply chain.

Once we’ve identified a company, we subject it to a rigorous valuation process, focusing on earnings, cash flow generation, the balance sheet and the quality of management. If all boxes are checked, the company becomes a candidate for the fund. We stated a year ago that sometimes our rigorous fundamental research gets trumped by macroeconomic tribulations. The beginning of this year, however, has proven to be different than the last several. The “sell in May” phenomenon did not materialize. That said, we realize that the market may gyrate with the interpretation and reaction to the Fed’s policy or overseas conditions going forward. The important thing to note is that we are long term investors and we believe that our hard work and patience regarding the resolution of these issues will lead small cap equities to be an attractive investment going forward. Please read on to learn more about the 1492 Small Cap Growth Fund.

Sincerely,

Joe Frohna and Tim Stracka

Founding Principals

*************************************

1492 Small Cap Growth Fund—Commentary

The 1492 Small Cap Growth Fund generated positive absolute and relative performance during the six month period from December 1, 2012 to May 31, 2013, rising 22.44% compared with the Russell 2000 Growth Index of 21.58%.

The equity markets enjoyed positive momentum during this six month period, as the uncertainty of the November 2012 elections had passed and the “fiscal cliff” issues were resolved at the end of December 2012. Although the economy still had to battle headwinds in the first half of 2013, including higher taxes, government sequestration, and reduced export activity, the Federal Reserve’s unprecedented bond buying program kept interest rates near historic lows, which helped to drive asset prices higher. In particular, the upturn in the housing sector became apparent in the first half of 2013, as home prices started to rise and as new housing starts increased. Home building was identified as one of the Fund’s investment themes in last year’s semi-annual newsletter.

The 1492 Small Cap Growth Fund had two stocks that more than doubled during the six month period ending May 31, 2013. MiMedx Group, Inc. (MDXG), a medical products company, rose 112%, as the company’s new, proprietary wound care tissue grafts, which significantly improve the healing process following surgery, were met with huge demand. Revenues are expected to double in 2013, with improved profitability. The

1

Fund continues to hold this position. Acquity Group Ltd. (AQ), a provider of digital marketing services, which was part of the Fund’s social, local, mobile theme, rose 105% as the company agreed to be acquired by Accenture. The Fund has since sold this position.

On the downside of performance, the Fund’s worst performing stock was EnteroMedics, Inc. (ETRM), a clinical stage medical device company focused on treating obesity. The stock declined 58% during this period as the results from its clinical trial showed safe and statistically significant weight loss, but did not meet predefined efficacy endpoints. Despite the market’s initial negative reaction to the news, the Fund continues to hold the stock as it is believed that FDA approval for this procedure is still a likely outcome. The second worst performing stock was VirnetX Holding Corp. (VHC), a software company with patented technology for secure wireless communications, which declined 34% when it lost a patent infringement lawsuit against Cisco. The Fund has since exited the position.

As we mentioned in last year’s semi-annual report, the 1492 Small Cap Growth Fund had sold out of most of its investments that had direct exposure to the European market. Given many of those economies are now in recession, it appears that decision was a good one. It was also mentioned last year, the Fund was repositioned to capitalize on the many secular growth themes in the U.S. market. Although the U.S. market still has issues, it appears to be the best house in a bad global neighborhood when it comes to sustainable growth opportunities. As a result, the Fund continues to invest in U.S. companies focused on selling to U.S. customers. Current investment themes include domestic energy infrastructure, machine-to-machine monitoring, software-as-a-service, specialty broadband internet providers, and telecom infrastructure. We believe these quality growth domestic themes should help drive alpha for the 1492 Small Cap Growth Fund during the balance of the year.

You should carefully consider the investment objectives, potential risks, management fees and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-877-571-1492 or by downloading one here.

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Performance data current to the most recent month end may be obtained by calling 1-877-571-1492.

The 1492 Small Cap Growth Fund is distributed by Unified Financial Securities, 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208-4715. (Member FINRA)

2

Investment Results – (Unaudited)

Total Returns *

(For the periods ended May 31, 2013)

			Average Annual Returns
			Since Inception
	6 Months	1 Year	December 29, 2011
1492 Small Cap Growth Fund	22.44%	28.26%	19.84%
Russell 2000 Growth Index**	21.58%	30.86%	24.44%

Total annual operating expenses as disclosed in the Fund’s prospectus dated April 1, 2013, were 13.86% of average daily net assets (1.11% after fee waiver/expense reimbursements by the Adviser). The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses through March 31, 2014.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-571-1492.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Russell 2000 Growth Index (the “Index”) is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-571-1492. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

3

The chart above assumes an initial investment of $10,000 made on December 29, 2011 (commencement of Fund operations) and held through May 31, 2013. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-571-1492. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

4

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the 1492 Small Cap Growth Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

5

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1492 Small Cap Growth Fund	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During the Period December 1, 2012 - May 31, 2013
Actual*	$1,000.00	$1,224.40	$6.11
Hypothetical ** (5% return before expenses)	$1,000.00	$1,019.44	$5.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

6

1492 Small Cap Growth Fund

Schedule of Investments

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks—96.75%
Consumer Discretionary—7.01%
Acquity Group Ltd. (a) (b)	2,872	$36,905
Asbury Automotive Group, Inc. (a)	1,717	70,740
Diversified Restaurant Holdings, Inc. (a)	4,165	30,696
Francesca’s Holdings Corp. (a)	305	8,708
La-Z-Boy, Inc.	1,460	26,966
Life Time Fitness, Inc. (a)	650	32,396
Lithia Motors, Inc.—Class A	1,119	58,289

		264,700

Energy—9.56%
Goodrich Petroleum Corp. (a)	2,530	31,777
Gulfmark Offshore, Inc.—Class A	650	29,809
Gulfport Energy Corp. (a)	1,648	78,593
Hornbeck Offshore Services, Inc. (a)	1,055	54,881
Kodiak Oil & Gas Corp. (a)	7,525	66,069
Matrix Service Co. (a)	562	9,267
Northern Oil and Gas, Inc. (a)	2,945	38,786
RigNet, Inc. (a)	1,220	30,427
Triangle Petroleum Corp. (a)	3,969	21,433

		361,042

Financials—8.03%
BofI Holding, Inc. (a)	1,930	90,363
Health Insurance Innovations, Inc.—Class A (a)	2,750	27,610
HFF, Inc.—Class A	2,644	49,734
Raymond James Financial, Inc.	1,443	63,449
Stifel Financial Corp. (a)	2,005	72,160

		303,316

Health Care—13.38%
Abiomed, Inc. (a)	2,010	43,356
Analogic Corp.	170	13,513
ARIAD Pharmaceuticals, Inc. (a)	1,575	28,885
EnteroMedics, Inc. (a)	16,000	21,120
HealthStream, Inc. (a)	1,210	32,404
ICU Medical, Inc. (a)	685	48,902
IPC The Hospitalist Co., Inc. (a)	311	15,164
Ligand Pharmaceuticals, Inc.—Class B (a)	1,365	40,827
MiMedx Group, Inc. (a)	5,624	40,493
Salix Pharmaceuticals, Ltd. (a)	1,470	89,185
Sequenom, Inc. (a)	8,657	35,840
STAAR Surgical Co. (a)	6,472	57,601
TearLab Corp. (a)	3,590	37,767

		505,057

Industrials—14.48%
Celadon Group, Inc.	1,775	34,630
Dycom Industries, Inc. (a)	1,730	39,357
EMCOR Group, Inc.	690	27,428
Foster Wheeler AG (a)	1,300	29,926
Granite Construction, Inc.	935	28,854
Great Lakes Dredge & Dock Corp.	6,400	53,120
Houston Wire & Cable Co.	324	4,539
InnerWorkings, Inc. (a)	2,810	30,460
Orion Marine Group, Inc. (a)	3,493	41,951
Powell Industries, Inc. (a)	560	26,477
Power Solutions International, Inc. (a)	805	29,383
Primoris Services Corp.	1,730	36,866
Proto Labs, Inc. (a)	555	30,658
Swift Transportation Co. (a)	3,985	67,107
United Rentals, Inc. (a)	1,165	66,219

		546,975

Information Technology—37.42%
Ambarella, Inc. (a)	5,000	80,850
ANADIGICS, Inc. (a)	15,650	32,239
Bottomlike Technologies (de), Inc. (a)	2,273	62,803
CalAmp Corp. (a)	7,266	95,693
Ciena Corp. (a)	1,410	23,603
Computer Task Group, Inc.	2,274	50,756
CoStar Group, Inc. (a)	383	42,823
Entropic Communications, Inc. (a)	10,755	46,031
Envestnet, Inc. (a)	1,775	40,790
EZchip Semiconductor Ltd. (a)	998	26,986
Fleetmatics Group PLC (a)	2,185	65,004
KVH Industries, Inc. (a)	2,755	36,338
Lattice Semiconductor Corp. (a)	6,400	32,960
Liquidity Services, Inc. (a)	745	29,807
LivePerson, Inc. (a)	3,705	34,234

See accompanying notes which are an integral part of these financial statements.

7

1492 Small Cap Growth Fund

Schedule of Investments—continued

May 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks—96.75%—continued
Information Technology—37.42%—continued
NeoPhotonics Corp. (a)	4,264	$27,418
NIC, Inc.	1,975	33,022
NumereX Corp.—Class A (a)	3,715	40,865
Proofpoint, Inc. (a)	2,600	52,520
RealPage, Inc. (a)	1,310	24,942
RF Micro Devices, Inc. (a)	5,565	30,719
Saba Software, Inc. (a)	6,955	60,022
Silicon Image, Inc. (a)	10,130	61,692
Spreadtrum Communications, Inc. (b)	2,645	51,472
Take-Two Interactive Software, Inc. (a)	4,030	67,059
Tangoe, Inc. (a)	5,020	74,848
Telular Corp.	3,430	43,012
USA Technologies, Inc. (a)	16,150	29,555
ValueClick, Inc. (a)	1,895	49,914
Virtusa Corp. (a)	2,773	65,055

		1,413,032

Materials—2.02%
Landec Corp. (a)	2,950	41,418
US Silica Holdings, Inc.	1,575	34,792

		76,210

Telecommunication Services—4.85%
8x8, Inc. (a)	9,870	81,625
inContact, Inc. (a)	13,994	101,596

		183,221

TOTAL COMMON STOCKS (Cost $3,051,284)		3,653,553

Money Market Securities—4.57%
Fidelity Institutional Treasury Portfolio—Class I, 0.01% (c)	172,482	172,482

TOTAL MONEY MARKET SECURITIES (Cost $172,482)		172,482

TOTAL INVESTMENTS (Cost $3,223,766)—101.32%		$3,826,035

Liabilities in excess of other assets—(1.32%)		(49,695)

TOTAL NET ASSETS—100.00%		$3,776,340

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate security; the rate shown represents the yield at May 31, 2013.

See accompanying notes which are an integral part of these financial statements.

8

1492 Small Cap Growth Fund

Statement of Assets and Liabilities

May 31, 2013

(Unaudited)

Assets
Investments in securities:
At cost	$3,223,766

At fair value	$3,826,035
Receivables for investments sold	22,983
Receivables for fund shares purchased	291
Dividends receivable	59
Interest receivable	1
Prepaid expenses	3,062

Total assets	3,852,431

Liabilities
Payable to Adviser (a)	1,959
Payable for investments purchased	58,200
Payable to administrator, fund accountant and transfer agent (a)	6,778
Payable to trustees and officers	1,560
Payable to custodian (a)	858
Other accrued expenses	6,736

Total liabilities	76,091

Net Assets	$3,776,340

Net Assets consist of:
Paid in capital	$3,208,036
Accumulated undistributed net investment income (loss)	(9,544)
Accumulated undistributed net realized gain (loss) from investment transactions	(24,421)
Net unrealized appreciation on investments	602,269

Net Assets	$3,776,340

Shares outstanding (unlimited number of shares authorized)	291,884

Net asset value and offering price per share	$12.94

Redemption price per share (b) (NAV * 98%)	$12.68

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

9

1492 Small Cap Growth Fund

Statement of Operations

For the six months ended May 31, 2013

(Unaudited)

Investment Income
Dividend income	$8,384
Interest income	7

Total Income	8,391

Expenses
Transfer agent expenses (a)	18,837
Administration expenses (a)	17,520
Investment Adviser fee (a)	15,896
Fund accounting expenses (a)	12,515
Legal expenses	9,169
Audit expenses	6,892
Trustee expenses	5,192
Custodian expenses (a)	4,822
CCO expenses	4,638
Report printing expenses	3,250
Pricing expenses	1,982
Registration expenses	1,820
Insurance expenses	1,652
Miscellaneous expenses	868

Total Expenses	105,053
Fees waived by Adviser (a)	(87,527)

Net operating expenses	17,526

Net Investment Loss	(9,135)

Realized & Unrealized Gain
Net realized gain on investment securities	189,442
Change in unrealized appreciation on investment securities	459,574

Net realized and unrealized gain on investment securities	649,016

Net increase in net assets resulting from operations	$639,881

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

10

1492 Small Cap Growth Fund

Statements of Changes In Net Assets

	For the Six Months Ended May 31, 2013 (Unaudited)	Period Ended November 30, 2012 (a)
Operations
Net investment income (loss)	$(9,135)	$(13,107)
Net realized gain (loss) on investment securities	189,442	(213,863)
Change in unrealized appreciation (depreciation) on investment securities	459,574	142,695

Net increase (decrease) in net assets resulting from operations	639,881	(84,275)

Distributions
From net investment income	(409)	—

Total distributions	(409)	—

Capital Share Transactions
Proceeds from shares sold	453,379	1,250,324
Reinvestment of distributions	409	—
Amount paid for shares redeemed	(14,318)	(27,015)
In-kind subscriptions	—	1,558,364 (b)

Net increase (decrease) in net assets resulting from share transactions	439,470	2,781,673

Total Increase (Decrease) in Net Assets	1,078,942	2,697,398

Net Assets
Beginning of period	2,697,398	—

End of period	$3,776,340	$2,697,398

Accumulated undistributed net investment income (loss) included in net assets at end of period	$(9,544)	$—

Capital Share Transactions
Shares sold	37,967	120,816
Shares issued in reinvestment of distributions	38	—
Shares redeemed	(1,209)	(2,561)
In-kind subscriptions	—	136,833 (b)

Net increase (decrease) from capital share transactions	36,796	255,088

(a)	For the period December 29, 2011 (commencement of operations) to November 30, 2012.
(b)	See Note 10 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

11

1492 Small Cap Growth Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended May 31, 2013 (Unaudited)		Period ended November 30, 2012 (a)
Selected Per Share Data
Net asset value, beginning of period	$10.57		$10.00

Income from investment operations:
Net investment income (loss)	(0.03	)(b)	(0.08	)(b)
Net realized and unrealized gains (losses)	2.40		0.65	(f)

Total income (loss) from investment operations	2.37		0.57

Less Distributions to Shareholders:
From net investment income	—	(g)	—

Total distributions	—		—

Paid in capital from redemption fees	—		—

Net asset value, end of period	$12.94		$10.57

Total Return (c)	22.44	%(d)	5.70	%(d)

Ratios and Supplemental Data
Net assets, end of year (000)	$3,776		$2,697
Ratio of expenses to average net assets	1.10	%(e)	1.10	%(e)
Ratio of expenses to average net assets before waiver & reimbursement by Adviser	6.61	%(e)	13.85	%(e)
Ratio of net investment income to average net assets	(0.57	)%(e)	(0.83	)%(e)
Ratio of net investment income to average net assets before waiver & reimbursement by Adviser	(6.08	)%(e)	(13.58	)%(e)
Portfolio turnover rate	65.95	%(d)	106.02	%(d)

(a)	For the period December 29, 2011 (commencement of operations) through November 30, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not Annualized.
(e)	Annualized.
(f)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(g)	Distributions from net investment income resulted in less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

12

1492 Small Cap Growth Fund

Notes to the Financial Statements

May 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The 1492 Small Cap Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on September 27, 2011. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on December 29, 2011. The Fund’s investment adviser is 1492 Capital Management, LLC (the “Adviser”). The investment objective is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all open tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial statement purposes. The Long Term Highest Cost method is used for determining gains or losses for financial statements and income tax purposes. The Long Term Highest Cost method assumes that, when a security is sold, the tax lot with the highest cost and qualifying for long term capital gain (loss) treatment is sold first. If no tax lots for a security sold qualify for long term capital gain (loss) treatment, then the Fund will default to clearing the highest cost tax lot with short term capital gain (loss) characteristics. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

13

1492 Small Cap Growth Fund

Notes to the Financial Statements—continued

May 31, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14

1492 Small Cap Growth Fund

Notes to the Financial Statements—continued

May 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

15

1492 Small Cap Growth Fund

Notes to the Financial Statements—continued

May 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of May 31, 2013:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Common Stocks*	$3,653,553	$—	$—	$3,653,553
Money Market Securities	172,482	—	—	172,482

Total	$3,826,035	$—	$—	$3,826,035

*	Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between fair value hierarchy levels during the period ended May 31, 2013.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended May 31, 2013, the Adviser earned fees of $15,896 from the Fund before the reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses so that total annual fund operating expenses do not exceed 1.10% of net assets. For the six months ended May 31, 2013, the Adviser waived fees of $87,527. At May 31, 2013, the Fund owed the Adviser $1,959 for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at November 30, 2012 are as follows:

Amount	Recoverable through November 30,
$201,074	2015

For the six months ended May 31, 2013, $87,527 may be subject to potential repayment by the Fund to the Adviser through November 30, 2016.

16

1492 Small Cap Growth Fund

Notes to the Financial Statements—continued

May 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2013, fees for administrative, transfer agent, and fund accounting services, and Custodian expenses and the amounts due to HASI and the Custodian at May 31, 2013 were as follows:

Adminstration expenses	$17,520
Transfer agent expenses	$18,837
Fund accounting expenses	$12,515
Custodian expenses	$4,822
Payable to HASI	$6,778
Payable to Custodian	$858

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period ended May 31, 2013. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2013, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases
U.S. Government Obligations	$—
Other	2,479,747
Sales
U.S. Government Obligations	$—
Other	2,061,679

At May 31, 2013, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$673,352
Gross (Depreciation)	(75,630)

Net Appreciation (Depreciation) on Investments	$597,722

Tax Cost	$3,228,313

17

1492 Small Cap Growth Fund

Notes to the Financial Statements—continued

May 31, 2013

(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2013, Virginia P. Wright owned 57.15% of the Fund. As a result, Virginia P. Wright may be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 27, 2012, the Fund paid an income distribution of $0.0016 per share to shareholders of record on December 26, 2012.

At November 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(209,316)
Unrealized appreciation (depreciation)	138,148

$(71,168)

At November 30, 2012, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales amounting to $4,547.

As of November 30, 2012, accumulated capital and other losses consist of:

Post October Losses	Capital Loss Carryforwards	Total
$109,418	$99,898	$209,316

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At November 30, 2012, for federal income tax purposes, the Fund has capital loss carryforwards, for the following amount:

No expiration—short term	$99,898

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 10. IN-KIND SUBSCRIPTIONS

During the period ended November 30, 2012, the Fund accepted securities in lieu of cash (“in-kind subscriptions”) in exchange for shares of the Fund. In-kind subscriptions for the Fund were received on three separate occasions (February 29, 2012, March 19, 2012, and April 26, 2012) with subscriptions of 136,833 shares totaling $1,558,364.

18

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by calling the Fund at (877) 571-1492 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly, Interested

Kenneth G.Y. Grant

OFFICERS

Joseph L. Rezabek, Senior Vice President

John C. Swhear, Senior Vice President & Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISER

1492 Capital Management LLC

309 North Water Street, Suite 505

Milwaukee, WI 53202

www.1492Funds.com

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of July 29, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	7/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	7/29/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	7/29/2013